NATURE OF OPERATIONS AND BASIS OF PRESENTATION (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Sep. 30, 2015
Nature Of Operations And Basis Of Presentation Details
Revenues
Net loss	$ (1,640,688)	$ (11,548,647)	$ (6,640,600)
Net loss per share – basic and diluted	$ (0.03)	$ (0.17)	$ (0.11)